Consolidated Statements of Operations	12 Months Ended
	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2012 USD USD ($)
Net revenues
Product	788,062	478,468	2,811,626	$ 125,139
Service	351,297,498	303,425,343	242,219,917	55,783,644
Total net revenues	352,085,560	303,903,811	245,031,543	55,908,783
Cost of revenues	158,818,041	149,216,172	129,535,003	25,219,220
Gross profit	193,267,519	154,687,639	115,496,540	30,689,563
Operating expenses:
Research and development	18,402,166	22,756,340	22,708,310	2,922,138
Sales and marketing	46,345,286	54,382,019	38,951,021	7,359,315
General and administrative	61,683,088	54,421,441	56,839,498	9,794,854
Provision for doubtful accounts	2,350,990	2,235,627	27,052,862	373,321
Total operating expenses	128,781,530	133,795,427	145,551,691	20,449,628
Income (loss) from operations	64,485,989	20,892,212	(30,055,151)	10,239,935
Interest income	2,061,020	1,035,607	731,181	327,276
Foreign currency exchange gains (losses), net	3,633,543	1,138,484	(283,875)	576,982
Earnings (loss) before income taxes	70,180,552	23,066,303	(29,607,845)	11,144,193
Income tax expense	14,339,082	3,312,287	5,742,146	2,276,949
Net income (loss)	55,841,470	19,754,016	(35,349,991)	$ 8,867,244
Basic earnings (loss) per common share (in CNY and dollars per share)	1.22	0.44	(0.79)	$ 0.19
Diluted earnings (loss) per common share (in CNY and dollars per share)	1.19	0.44	(0.79)	$ 0.19